LAUDUS TRUST

(the “Trust”)

Laudus Growth Investors U.S. Large Cap Growth Fund

(the “Fund”)

Supplement dated December 3, 2012 to the

Statement of Additional Information

dated July 29, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information

Effective November 12, 2012, Paul A. Graham, Saverio (Sam) Console and Peter J. Bye replaced Lawrence Kemp as portfolio manager of the Fund. Mr. Graham, Mr. Console and Mr. Bye are co-portfolio managers of the Fund. Accordingly, the following changes are made to the Statement of Additional Information:

1. The “Portfolio manager” section on pages 40-41 of the Statement of Additional Information is deleted and replaced in its entirety with the following:

PORTFOLIO MANAGERS

UBS Global AM acts as subadviser to the fund. Presented below is information about the portfolio managers of the fund as identified in the fund’s prospectus.

Other Accounts. The following table provides approximate information relating to other accounts managed by the portfolio managers as of September 30, 2012.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed (in millions)	Number	Assets Managed (in millions)	Number		Assets Managed (in millions)
Paul Graham[3]	1	$151	1	$339	11	[1]	$178
Peter Bye[3]	0	$0	0	0	3		$0	[2]
Saverio “Sam” Console[3]	0	$0	0	$0	0		$0
[1]	One account with a total of approximately $128 million has an advisory fee based upon the performance of the account.
[2]	Total assets in these accounts equal less than $1 million.
[3]	Messrs. Graham, Bye and Console became portfolio managers on November 12, 2012.

2. The “Ownership of Fund Shares” section on page 42 of the Statement of Additional Information is deleted and replaced in its entirety with the following:

Ownership of Fund Shares. As of June 30, 2012, the portfolio managers beneficially owned shares of the fund as follows:

Paul Graham[1]	$50,001 - $100,000
Peter Bye[1]	$0
Saverio “Sam” Console[1]	$0
[1]	Messrs. Graham, Bye and Console became portfolio managers on November 12, 2012.

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